UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           THE NEW IRELAND FUND, INC.
    ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                            300 First Stamford Place
                               STAMFORD, CT 06902
    ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                   PNC Global Investment Servicing (U.S.) Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
    ---------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 328-1820
                                                           ----------------

                       Date of fiscal year end: OCTOBER 31
                                                -------------
                     Date of reporting period: JULY 31, 2008
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

                           The New Ireland Fund, Inc.

                              Third Quarter Report
                                  July 31, 2008

                         INVESTMENT SUMMARY (unaudited)

                        TOTAL RETURN (%)

                     MARKET VALUE (A)              NET ASSET VALUE (A)
                 ----------------------         ---------------------------
                               AVERAGE                            AVERAGE
                 CUMULATIVE    ANNUAL(B)        CUMULATIVE       ANNUAL(B)
                 ----------    --------         ----------       --------
Current Quarter   (25.11)       (25.11)           (26.83)        (26.83)
One Year          (32.78)       (32.78)           (36.10)        (36.10)
Three Year          1.24          0.41             (4.55)         (1.54)
Five Year          95.02         14.29             76.68          12.06
Ten Year           65.59          5.17             51.50           4.24



                                      PER SHARE INFORMATION AND RETURNS
                                      ---------------------------------
                                                                                                  2008
                           1998   1999   2000   2001    2002   2003   2004   2005   2006   2007    YTD
--------------------------------------------------------------------------------------------------------
Net Asset Value ($)        21.36  19.75  20.06  13.28   11.04   16.29 20.74  24.36  32.55  30.95  16.55
Income Dividends ($)       (0.07)    --  (0.13) (0.01)  (0.03)     -- (0.09) (0.03) (0.16) (0.24) (0.36)
Capital Gains
  Other Distributions ($)  (0.70) (1.14) (1.60) (2.65)  (0.69)     --    --     --  (1.77) (2.40) (4.86)
Total Return (%) (a)(b)    11.68  (2.37) 12.86  (20.99) (11.44) 47.55 28.14  17.51  45.97  2.88   (32.86)

NOTES
-----

     (a) Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend and Cash Purchase Plan. Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend and Cash Purchase Plan. For more information with regard to Dividend and Cash Purchase Plan, see the most recent annual report filed with the Securities and Exchange Commission.

     (b)  Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND. ~

                 Portfolio by Market Sector as of July 31, 2008
                           (Percentage of Net Assets)
                                  (unaudited)

             [GRAPHIC OMITTED - EDGAR REPRESENTATION OF DATA POINTS]

Food and Agriculture 4.62%

Agricultural Operations 3.50%

Diversified Financial Services 5.36%

Construction and Building Materials 23.18%

Health Care Services 13.09%

Business Services 5.89%

Financial 16.28%

Transportation 8.88%

Other Assets 9.28%

Food and Beverages 9.92%







            Top 10 Holdings by Issuer as of July 31, 2008 (unaudited)

Holding                     Sector                               % of Net Assets
-------                     ---------------                       --------------
CRH PLC                     Construction and Building Materials    18.98%
Allied Irish Banks PLC      Financial                              12.71%
Elan Corp. PLC-ADR          Health Care Services                    9.04%
Ryanair Holdings PLC        Transportation                          5.97%
DCC PLC                     Business Services                       5.80%
IAWS Group PLC              Food and Agriculture                    4.62%
Kerry Group PLC, Series A   Food and Beverages                      4.13%
United Drug PLC             Health Care Services                    4.05%
Origin Enterprises PLC      Agricultural Operations                 3.50%
C&C Group PLC               Food and Beverages                      3.11%

The New Ireland Fund, Inc.
Portfolio Holdings (unaudited)
--------------------------------------------------------------------------------
                                                                  VALUE (U.S.)
JULY 31, 2008                                    SHARES              (NOTE A)
--------------------------------------------------------------------------------
COMMON STOCKS (96.98%)
COMMON STOCKS OF IRISH COMPANIES (96.98%)

AGRICULTURAL OPERATIONS (3.50%)
      Origin Enterprises PLC(a)*                 428,163          $  2,899,313
                                                                  ------------
BUSINESS SERVICES (5.89%)
      DCC PLC                                    202,501             4,802,495
      Newcourt Group PLC*                        155,655                82,573
                                                                  ------------
                                                                     4,885,068
                                                                  ------------
BUSINESS SUPPORT SERVICES (0.85%)

      Veris PLC*                                 500,000               702,116
                                                                  ------------
CONSTRUCTION AND BUILDING MATERIALS (23.18%)
      CRH PLC                                    610,929            15,727,903
      Grafton Group PLC-UTS                      318,159             1,836,716
      Kingspan Group PLC                          80,595               785,679
      McInerney Holdings PLC                   1,571,613               858,242
                                                                  ------------
                                                                    19,208,540
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (5.36%)
      Boundary Capital PLC(a)*                   635,534               327,227
      FBD Holdings PLC                            64,713             1,509,485
      IFG Group PLC                              624,801             1,462,275
      TVC Holdings PLC(a)*                       815,973             1,145,815
                                                                  ------------
                                                                     4,444,802
                                                                  ------------
FINANCIAL (16.28%)
      Allied Irish Banks PLC                     849,471            10,530,248
      Anglo Irish Bank Corp. PLC                 114,660               915,963
      Irish Life & Permanent PLC                 253,573             2,047,828
                                                                  ------------
                                                                    13,494,039
                                                                  ------------
FOOD & AGRICULTURE (4.62%)
      IAWS Group PLC                             165,889             3,830,676
                                                                  ------------
FOOD AND BEVERAGES (9.92%)
      C&C Group PLC                              550,158             2,575,164
      Fyffes PLC                                 552,258               439,449
      Glanbia PLC                                186,411             1,352,448
      Kerry Group PLC, Series A                  123,446             3,424,561
      Total Produce PLC                          552,258               430,832
                                                                  ------------
                                                                     8,222,454
                                                                  ------------

The New Ireland Fund, Inc.
Portfolio Holdings (unaudited) (continued)
--------------------------------------------------------------------------------
                                                                  VALUE (U.S.)
JULY 31, 2008                                    SHARES              (NOTE A)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMON STOCKS OF IRISH COMPANIES (continued)

FOREST PRODUCTS & PAPER (0.25%)
      Smurfit Kappa Group PLC(a)                  34,454          $    206,427
                                                                  ------------
HEALTH CARE SERVICES (13.09%)
      Elan Corp. PLC-Sponsored ADR*              373,700             7,492,685
      United Drug PLC                            587,476             3,354,806
                                                                  ------------
                                                                    10,847,491
                                                                  ------------
MINING (0.78%)
      Kenmare Resources PLC*                     938,325               644,172
                                                                  ------------
PUBLISHING AND NEWS (0.86%)
      Independent News & Media PLC               296,258               711,847
                                                                  ------------
REAL ESTATE DEVELOPMENT (0.06%)
      Blackrock International Land PLC*          218,009                47,621
                                                                  ------------
TECHNOLOGY (2.90%)
      Norkom Group PLC(a)*                       364,481               739,289
      Norkom Group PLC                           818,699             1,660,595
                                                                  ------------
                                                                     2,399,884
                                                                  ------------
TELECOMMUNICATIONS (0.56%)
      Zamano PLC*                              1,100,000               463,396
                                                                  ------------
TRANSPORTATION (8.88%)
      Aer Lingus Group PLC                       192,627               435,794
      Aer Lingus Group PLC(a)*                   249,183               563,745
      Ryanair Holdings PLC*                    1,300,000             4,949,135
      Ryanair Holdings PLC-Sponsored ADR*         57,996             1,412,203
                                                                  ------------
                                                                     7,360,877
                                                                  ------------
TOTAL COMMON STOCKS OF IRISH COMPANIES (Cost $73,470,817)           80,368,723
                                                                  ------------
TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON DEPOSIT
(Cost $73,470,817)                                                $ 80,368,723
                                                                  ------------

The New Ireland Fund, Inc.
Portfolio Holdings (unaudited) (continued)
--------------------------------------------------------------------------------
                                                                  VALUE (U.S.)
JULY 31, 2008                                    SHARES              (NOTE A)
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
COMMON STOCKS OF IRISH COMPANIES (continued)

FOREIGN CURRENCY ON DEPOSIT (0.06%)
     British Pounds Sterling                  (pound)   600             1,189
     Euro                                     (Euro) 30,122            46,998
                                                                  ------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
    (Cost $48,429)**                                                    48,187
                                                                  ------------
TOTAL INVESTMENTS (97.04%)
    (Cost $73,519,246)                          80,416,910
OTHER ASSETS AND LIABILITIES (2.96%)                                 2,454,533
                                                                  ------------
NET ASSETS (100.00%)                                                82,871,443
                                                                  ------------

--------------------------------------------------------------------------------
(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2008, these securities amounted to $5,881,816 or 7.10% of net assets.
*       Non-income producing security.
**      Foreign currency held on deposit at JPMorgan Chase & Co.
ADR  -  American Depositary Receipt traded in U.S. dollars.
UTS  -  Units

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)~
--------------------------------------------------------------------------------

A. Valuation and Investment Practices:

    SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

    CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

    FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2008.

    SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):
    The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and appreciation on assets and liabilities in foreign currencies on a tax basis as of July 31, 2008 were as follows:

                                                                     GROSS
                    GROSS           GROSS                         UNREALIZED
                  UNREALIZED      UNREALIZED     NET UNREALIZED  DEPRECIATION         NET
 TOTAL COST OF   APPRECIATION    DEPRECIATION     APPRECIATION    ON FOREIGN      UNREALIZED
  INVESTMENTS   ON INVESTMENTS  ON INVESTMENTS   ON INVESTMENTS    CURRENCY      APPRECIATION
 ------------   --------------  --------------  ---------------  -------------   ------------
 $73,519,246     $20,567,410     $(13,669,504)    $6,897,906        $(242)        $6,897,664

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



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

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS
                     Peter J. Hooper        - Chairman of the Board
                     Michael J. Grealy      - President and Director
                     David Dempsey          - Director
                     Margaret Duffy         - Director
                     Denis P. Kelleher      - Director
                     George G. Moore        - Director
                     Lelia Long             - Treasurer
                     Colleen Cummings       - Assistant Treasurer
                     Vincenzo A. Scarduzio  - Secretary
                     Salvatore Faia         - Chief Compliance Officer

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                            300 First Stamford Place
                           Stamford, Connecticut 06902

                                 ADMINISTRATOR
                  PNC Global Investment Servicing (U.S.) Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                              JPMorgan Chase & Co.
                       North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                           SHAREHOLDER SERVICING AGENT
                    American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                  LEGAL COUNSEL
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                 INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                c/o PNC Global Investment Servicing (U.S.) Inc.
                                 99 High Street
                                   27th Floor
                          Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)

                                WEBSITE ADDRESS:
                            www.newirelandfund.com


IR-QTR 07/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*  /S/ MICHAEL GREALY
                         -------------------------------------------------------
                              Michael Grealy, President
                              (principal executive officer)

Date  9/24/2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ MICHAEL GREALY
                         -------------------------------------------------------
                              Michael Grealy, President
                              (principal executive officer)

Date   9/24/2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                              Lelia Long, Treasurer
                              (principal financial officer)

Date   9/24/2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.